INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income		$ 4,148,296	$ 1,419,982	$ (285,662)
Statutory income tax rate		35.00%	35.00%	35.00%
Pre-tax income at statutory income tax rate		$ (1,451,904)	$ (496,994)	$ 99,982
Tax effects due to [Abstract]
Change in the tax rate	[1]	102,634	0	0
Non-taxable income or non-deductible expenses		(5,316)	7,690	13,571
Others		(444)	0	0
Income tax (expense) / gain		$ (1,355,030)	$ (489,304)	$ 113,553

[1]	Corresponds to the effect of the change in the enacted tax rate on the net deferred tax liability according to the aforementioned.